UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DLIBJ Asset Management U.S.A., Inc.
Address:          399 Park Avenue, 24th Floor
                  New York, NY 10022

Form 13F File Number: 28-4697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Susumu Okamura
Title:          President & CEO
Phone:          (212) 350-7625

Signature, Place, and Date of Signing:

/s/ Susumu Okamura                   New York, N.Y.            February 12, 2000
------------------                   --------------            -----------------
    [signature]                      [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDING REPORT.

[x] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ---------------------------------------------------------
     28-7332           DLIBJ Asset Management Co., Ltd.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:   $______________ (thousands)

List of Other Included Managers:

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           13F File Number            Name

None.